Related Party Transactions (Details) - Affiliated Entity	12 Months Ended
	Dec. 31, 2017 USD ($) director	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Company A
Related Party Transaction [Line Items]
Number of directors who previously served as executive of related party company | director	1
Payments to related party	$ 157,000	$ 591,000	$ 77,000
Payments received from related party	$ 1,000	294,000	496,000
Company B
Related Party Transaction [Line Items]
Number of directors who previously served as executive of related party company | director	1
Payments to related party	$ 300,000	$ 200,000	$ 0